UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 February 14, 2008
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	26
					---------------------

Form 13F Information Table Value Total:		184322
					---------------------
					(thousands)


List of Other Included Managers:   NONE



                                TITLE OF  	       VALUE	SHRS OR 	PUT/	INVESTMENT	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP         (X1000)	PRN AMT	SH_PRN	CALL	DISCRETION 	SOLE	SHARED	NONE
Covance Inc                     COM	222816100	866	10000	SH		SOLE		10000	0	0
Idearc Inc                      COM	451663108	192	10945	SH		SOLE		10117	828	0
Safeco Corp                     COM	786429100	655	11764	SH		SOLE		11614	150	0
Citadel Broadcasting Cp         COM	17285T106        37	18131	SH		SOLE		16849	1282	0
Bank Of New York Co New         COM	64058100	 925	18975	SH		SOLE		18975	0	0
Pfizer Incorporated             COM	717081103	752	33085	SH		SOLE		31169	1916	0
Harley Davidson Inc             COM	412822108	3178	68058	SH		SOLE		62904	5154	0
Legg Mason Inc                  COM	524901105	6451	88190	SH		SOLE		80158	8032	0
Chevron Corporation             COM	166764100	9460	101365	SH		SOLE		93474	7891	0
American Intl Group Inc         COM	26874107	5921	101565	SH		SOLE		94461	7104	0
Rivus Bond Fund                 COM	769667106	2540	145505	SH		SOLE		141365	4140	0
Verizon Communications          COM	92343V104       6531	149492	SH		SOLE		134031	15461	0
Wachovia Corp New               COM	929903102	5754	151305	SH		SOLE		133578	17727	0
Montgomery St Income Sec        COM	614115103	2469	153104	SH		SOLE		146089	7015	0
Nordstrom Inc                   COM	655664100	6248	170110	SH		SOLE		155508	14602	0
Abbott Laboratories             COM	2824100		12285	218794	SH		SOLE		201200	17594	0
Wal-Mart Stores Inc             COM	931142103	11043	232341	SH		SOLE		214857	17484	0
Disney Walt Co                  COM	254687106	8398	260184	SH		SOLE		239490	20694	0
Home Depot Inc                  COM	437076102	7380	273952	SH		SOLE		253079	20873	0
Ebay Inc                        COM	278642103	9822	295934	SH		SOLE		272758	23176	0
A T & T Inc New                 COM	00206R102      12545	301873	SH		SOLE		280500	21373	0
Accenture Ltd Cl A              COM	G1150G111       10896	302428	SH		SOLE		277936	24492	0
Wstrn Asset Intrmdt Muni        COM	958435109	3027	349138	SH		SOLE		329041	20097	0
Merck & Co Inc                  COM	589331107	23824	409992	SH		SOLE		389550	20442	0
Starbucks Corp                  COM	855244109	8411	410932	SH		SOLE		371397	39535	0
Microsoft Corp                  COM	594918104	24712	694170	SH		SOLE		644494	49676	0

							184322

